Related Party (Details Narrative) (Sound Concepts Inc.) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Rental expenses	$ 62,000	$ 52,000
Due to related parties	41,000	99,000
Sound Concepts, Inc. [Member]
Rental expenses	274,000	256,000	$ 239,000
Due from officer/related party		46,000	32,000
Sound Concepts, Inc. [Member] | JMCC Properties [Member]
Due to related parties	$ 0	$ 21,000	$ 0